Property, Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Property, plant, and equipment, which include assets recorded under finance leases, are stated at cost less accumulated depreciation, and amortization, and consist of the following:
	Expected Useful Lives (in Years)	September 30, 2023	December 31, 2022
Buildings and improvements	7 – 40	$8,768	$8,788
Leasehold improvements	Shorter of life of improvement or lease term	960	967
Machinery and equipment	5 – 15	8,374	6,986
Computer equipment and software	3 – 8	30,274	29,870
Furniture and fixtures	5 – 15	7,866	7,805
Finance lease right-of-use assets	Shorter of life of the asset or lease term	4,196	4,833
		60,439	59,249
Less: Accumulated depreciation and amortization		(46,328)	(44,629)
Total property, plant and equipment, net		$14,111	$14,620
Property, plant, and equipment, which include assets recorded under finance leases, are stated at cost less accumulated depreciation, and amortization, and consist of the following:
(dollars in thousands)	Expected Useful Lives (in Years)	December 31,
		2022	2021
Buildings and improvements	7 – 40	$8,788	$5,074
Leasehold improvements	Shorter of life of improvement or lease term	967	1,039
Vehicles	5 – 7	—	3
Machinery and equipment	5 – 15	6,986	7,133
Computer equipment and software	3 – 8	29,870	30,958
Furniture and Fixtures	5 – 15	7,805	8,129
Finance lease right-of use assets	Shorter of life of the asset or lease term	4,833	5,126
		59,249	57,462
Less: Accumulated depression and amortization		(44,629)	(44,448)
Total property, plant and equipment, net		$14,620	$13,014